Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) applicable to interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (which include all significant normal and recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for all periods presented have been made. The accompanying results of operations are not necessarily indicative of the operating results that may be expected for the entire fiscal year ending June 30, 2013. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes thereto of the Company, which are included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2012 filed with the Securities and Exchange Commission (“SEC”).

Certain reclassifications have been made to conform to the current period presentation. Unless otherwise indicated, references to “FY 2012” and “FY 2013” are to the six months ended December 31, 2011 and 2012, respectively.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

The Company’s functional currencies for its foreign operations are the respective local currencies, the Australian (“AUS”) and New Zealand (“NZ”) dollars in the Asia-Pacific area and the Canadian (“C”) dollar in North America. All adjustments resulting from the translation of the accompanying consolidated financial statements from the functional currency into reporting currency are recorded as a component of stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All assets and liabilities are translated at the rates in effect at the balance sheet dates; and revenues, expenses, gains and losses are translated using the average exchange rates during the periods. Transactions in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to the functional currency at the foreign exchange rate prevailing at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to the functional currency at foreign exchange rates prevailing at the dates the fair value was determined.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include assumptions used in assigning value to identifiable intangible assets at the acquisition date, the assessment for impairment of goodwill, the assessment for impairment of other intangible assets, the allowance for doubtful accounts, share-based compensation expense, residual value of the lease fleet and deferred tax assets and liabilities. Assumptions and factors used in the estimates are evaluated on an annual basis or whenever events or changes in circumstances indicate that the previous assumptions and factors have changed. The results of the analysis could result in adjustments to estimates.

Inventories

Inventories are stated at the lower of cost or fair value (net realizable value). Net realizable value is the estimated selling price in the ordinary course of business. Expenses of marketing, selling and distribution to customers, as well as costs of completion are estimated and are deducted from the estimated selling price to establish net realizable value. Costs are assigned to individual items of inventory on the basis of specific identification and include expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,	December 31,
	2012	2012
Finished goods	$30,053	$39,124
Work in progress	1,153	1,569
Raw materials	—	1,779

	$31,206	$42,472

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,	December 31,
		2012	2012
Land	—	$2,016	$2,286
Building and improvements	10 – 40 years	1,020	3,341
Transportation and plant equipment (including capital lease assets)	3 – 20 years	18,196	22,674
Furniture, fixtures and office equipment	3 – 10 years	3,589	3,908

		24,821	32,209
Less accumulated depreciation and amortization		(12,089)	(13,774)

		$12,732	$18,435

Lease Fleet

The Company has a fleet of storage, portable building, office and portable liquid storage tank containers, mobile offices, modular buildings and steps that it primarily leases to customers under operating lease agreements with varying terms. The value of the lease fleet (or lease or rental equipment) is recorded at cost and depreciated on the straight-line basis over the estimated useful life (5 – 20 years), after the date the units are put in service, down to their estimated residual values (up to 70% of cost). In the opinion of management, estimated residual values are at or below net realizable values. The Company periodically reviews these depreciation policies in light of various factors, including the practices of the larger competitors in the industry, and its own historical experience. Costs incurred on lease fleet units subsequent to initial acquisition are capitalized when it is probable that future economic benefits in excess of the originally assessed performance will result; otherwise, they are expensed as incurred. At June 30, 2012 and December 31, 2012, the gross cost of the lease fleet was $294,258,000 and $330,249,000, respectively.

Units in the lease fleet are also available for sale. The cost of sales of a unit in the lease fleet is recognized at the carrying amount at the date of sale.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities at the balance sheet date multiplied by the applicable tax rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period. The Company files U.S. Federal tax returns, multiple U.S. state (and state franchise) tax returns and Australian, New Zealand and Canadian tax returns. For U.S. Federal tax purposes, all periods subsequent to June 30, 2008 are subject to examination by the U.S. Internal Revenue Service. The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change. Therefore, no reserves for uncertain income tax positions have been recorded. In addition, the Company does not anticipate that the total amount of unrecognized tax benefit related to any particular tax position will change significantly within the next 12 months.

The Company’s policy for recording interest and penalties, if any, will be to record such items as a component of income taxes.

Net Income per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the periods. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The potential dilutive securities the Company has outstanding are warrants, stock options and convertible preferred stock. The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Basic	22,013,299	22,026,631	22,013,299	22,025,690
Assumed exercise of warrants	—	155,718	—	155,718
Assumed exercise of stock options	241,965	448,845	241,868	448,845
Assumed exercise of convertible preferred stock	—	—	—	—

Diluted	22,255,264	22,631,194	22,255,167	22,630,253

Potential common stock equivalents totaling 3,448,488 and 3,448,585 for the quarter ended December 31, 2011 and FY 2012, respectively, and 3,476,058 for both the quarter ended December 31, 2012 and FY 2013 have been excluded from the computation of diluted earnings per share because the effect would be anti-dilutive.

Recently Issued Accounting Pronouncements

In August 2010, the FASB, as result of a joint project with the International Accounting Standards Board (“IASB”) to simplify lease accounting and improve the quality of and comparability of financial information for users, published a proposed standard that would change the accounting and financial reporting for both lessee and lessor under ASC Topic 840, Leases. The proposed standard would effectively eliminate off-balance sheet accounting for most of the operating leases of lessees and would require lessors to apply a receivable and residual accounting approach. Subsequent to June 30, 2011, the FASB and IASB announced their intention to re-expose the common leasing standard exposure draft for revised proposals since August 2010 and, through June 30, 2012, continue to redeliberate issues and concerns raised in response to the proposed standard. The Company believes that the final standards, if issued in substantially the same form as the published proposal, would have a material effect in the presentation of its consolidated financial position and results of operations.

In September 2011, the FASB issued an amendment to the existing guidance on goodwill impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current two-step quantitative goodwill impairment test under ASC Topic 350, Intangibles – Goodwill. If an entity elects to use the option, it will no longer be required to calculate the fair value of a reporting unit unless a determination is made based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value of the reporting unit is less than its carrying amount. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations in steps one and two under ASC Topic 350 continue to apply. However, if the entity concludes that fair value exceeds the carrying amount; neither of the two steps is required. The amendment allows entities to continue applying the existing two-step test and if an entity elects not to use the qualitative assessment in one period, it may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, though early adoption is permitted. The Company has adopted the new qualitative assessment of the amendment as of July 1, 2012.

In December 2011, the FASB and IASB issued joint amendments to enhance disclosures with respect to offsetting and related arrangements for financial and derivative instruments presented in statements of financial position. These amendments to ASC Topic 210, Balance Sheet, require entities to provide both net and gross information about both instruments and transactions subject to an agreement similar to a master netting arrangement in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These amendments are required to be applied prospectively and the Company does not expect that the adoption will have a material impact on its consolidated financial position or results of operations.

In July 2012, the FASB issued an amendment to the existing guidance on evaluating Indefinite-Lived Intangible Assets for Impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current impairment test under ASC Topic 350. If an entity determines based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value is not impaired no further testing is necessary. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations under ASC Topic 350 continue to apply. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, though early adoption is permitted. The Company has adopted the new qualitative assessment of the amendment as of July 1, 2012.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.

Unless otherwise indicated, references to “FY 2011” and “FY 2012” are to the fiscal years ended June 30, 2011 and 2012, respectively.

Certain reclassifications have been made to the FY 2011 statements to conform to the current period presentation, the most significant of which was to reclass certain facilities costs from selling and general expenses to direct costs of leasing operations.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

The Company’s functional currencies for its foreign operations are the respective local currencies, the Australian (“AUS”) and New Zealand (“NZ”) dollars in the Asia-Pacific area and the Canadian (“C”) dollar in North America. All adjustments resulting from the translation of the accompanying consolidated financial statements from the functional currency into reporting currency are recorded as a component of stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All assets and liabilities are translated at the rates in effect at the balance sheet dates; and revenues, expenses, gains and losses are translated using the average exchange rates during the periods. Transactions in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to the functional currency at the foreign exchange rate prevailing at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to the functional currency at foreign exchange rates prevailing at the dates the fair value was determined.

Segment Information

FASB ASC Topic 280, Segment Reporting, establishes standards for the way companies report information about operating segments in annual financial statements. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Based on the provisions of FASB ASC Topic 280 and the manner in which the chief operating decision maker analyzes the business, the Company has determined it has two separately reportable geographic and operating segments, North America (Pac-Van, including corporate headquarters) and the Asia-Pacific area (Royal Wolf).

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include assumptions used in assigning value to identifiable intangible assets at the acquisition date, the assessment for impairment of goodwill, the assessment for impairment of other intangible assets, the allowance for doubtful accounts, share-based compensation expense, residual value of the lease fleet and deferred tax assets and liabilities. Assumptions and factors used in the estimates are evaluated on an annual basis or whenever events or changes in circumstances indicate that the previous assumptions and factors have changed. The results of the analysis could result in adjustments to estimates.

Cash Equivalents

The Company considers highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash balances.

Inventories

Inventories are stated at the lower of cost or market (net realizable value). Net realizable value is the estimated selling price in the ordinary course of business. Expenses of marketing, selling and distribution to customers, as well as costs of completion are estimated and are deducted from the estimated selling price to establish net realizable value. Costs are assigned to individual items of inventory on the basis of specific identification and include expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,
	2011	2012
Finished goods	$20,661	$30,053
Work in progress	281	1,153

	$20,942	$31,206

Derivative Financial Instruments

Derivative financial instruments include warrants issued by the Company’s rights offering (Note 3). Based on Emerging Issues Task Force Issue No. 00-19, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, the issuance of the warrants were reported in stockholders’ equity and, accordingly, there was no impact on the Company’s financial position or results of operations. Subsequent changes in the fair value will not be recognized as the warrants are classified as equity instruments.

The Company may use derivative financial instruments to hedge its exposure to foreign currency and interest rate risks arising from operating, financing and investing activities. The Company does not hold or issue derivative financial instruments for trading purposes. However, derivatives that do not qualify for hedge accounting are accounted for as trading instruments. Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized immediately in the statement of operations.

Accounting for Stock Options

For the issuances of stock options, the Company follows the fair value provisions of FASB ASC Topic 718, Stock Compensation, which require recognition of employee share-based compensation expense in the statements of operations over the vesting period based on the fair value of the stock option at the grant date. For stock options granted to non-employee consultants, the Company recognizes compensation expense measured at their fair value at each reporting date. Therefore, these stock options are subject to periodic fair value adjustments recorded in share-based compensation over the vesting period.

Fair Value

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6. Fair value estimates would involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates

Property, Plant and Equipment

Owned assets

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. The cost of self-constructed assets includes the cost of materials, direct labor, the initial estimate (where relevant) of the costs of dismantling and removing the items and restoring the site on which they are located; and an appropriate allocation of production overhead, where applicable. Depreciation for property, plant and equipment is recorded on the straight-line basis over the estimated useful lives of the related asset. The residual value, the useful life and the depreciation method applied to an asset are reassessed at least annually.

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,
		2011	2012
Land	—	$2,064	$2,016
Building	40 years	1,027	1,020
Transportation and plant equipment (including capital lease assets)	3 – 10 years	15,914	18,196
Furniture, fixtures and office equipment	3 – 10 years	3,273	3,589

		22,278	24,821
Less accumulated depreciation and amortization		(9,626)	(12,089)

		$12,652	$12,732

Capital leases

Leases under which substantially all the risks and benefits incidental to ownership of the leased assets are assumed by the Company are classified as capital leases. Other leases are classified as operating leases. A lease asset and a lease liability equal to the present value of the minimum lease payments, or the fair value of the leased item, whichever is the lower, are capitalized and recorded at the inception of the lease. Lease payments are apportioned between the finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly to the statement of operations. Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term.

Operating leases

Payments made under operating leases are expensed on the straight-line basis over the term of the lease, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased property. Where leases have fixed rate increases, these increases are accrued and amortized over the entire lease period, yielding a constant periodic expense over the term of the lease.

Lease Fleet

The Company has a fleet of storage, portable building, office and portable liquid storage tank containers, mobile offices, modular buildings and steps that it primarily leases to customers under operating lease agreements with varying terms. The value of the lease fleet (or lease or rental equipment) is recorded at cost and depreciated on the straight-line basis over the estimated useful life (5—20 years), after the date the units are put in service, down to their estimated residual values (up to 70% of cost). In the opinion of management, estimated residual values are at or below net realizable values. The Company periodically reviews these depreciation policies in light of various factors, including the practices of the larger competitors in the industry, and its own historical experience. Costs incurred on lease fleet units subsequent to initial acquisition are capitalized when it is probable that future economic benefits in excess of the originally assessed performance will result; otherwise, they are expensed as incurred.

At June 30, 2011 and 2012, the gross costs of the lease fleet were $246,932,000 and $294,258,000, respectively.

Units in the lease fleet are also available for sale. The cost of sales of a unit in the lease fleet is recognized at the carrying amount at the date of sale.

Impairment of Long-Lived Assets

The Company periodically reviews for the impairment of long-lived assets and assesses when an event or change in circumstances indicates the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and the eventual disposition is less than its carrying amount. The Company has determined that no impairment provision related to long-lived assets was required to be recorded as of June 30, 2011 and 2012.

Goodwill

The Company accounts for goodwill in accordance with FASB ASC Topic 350, Intangibles – Goodwill and Other. FASB ASC Topic 350 prohibits the amortization of goodwill and intangible assets with indefinite lives and requires these assets be reviewed for impairment at least annually. The Company operates two reportable and operating segments (Pac-Van and Royal Wolf) and all of the goodwill was allocated between these two reporting units. The Company performs an annual impairment test on goodwill at year end using the two-step process required under FASB ASC Topic 350. The first step is a screen for potential impairment, while the second step measures the amount of the impairment, if any.

At June 30, 2011 and 2012, the Company performed the first step of the two-step impairment test and compared the fair value of each reporting unit to its carrying value. In assessing the fair value of the reporting units, the Company considered both the market approach and the income approach. Under the market approach, the fair value of the reporting unit was determined on a weighted-average range of multiples to adjusted EBITDA. Under the income approach, the fair value of the reporting unit was based on the present value of estimated cash flows. The income approach was dependent on a number of significant management assumptions, including estimated future revenue growth rates, gross margins on sales, operating margins, capital expenditures and discount rates. Each approach was given equal weight in arriving at the fair value of the reporting unit and it was determined that the fair value of the Royal Wolf reporting unit exceeded the carrying values of its net assets at both periods and that the fair value of the Pac-Van reporting unit exceeded the carrying values of its net assets at June 30, 2012. However, at June 30, 2011, the fair value of the Pac-Van reporting unit was less than the carrying values of its net assets and, therefore, the Company performed a step-two impairment test for Pac-Van.

In the step-two test, the Company determined the implied fair value of the Pac-Van reporting unit’s goodwill and compared it to the carrying value of the goodwill. This involved allocating the fair value of the reporting unit to its respective assets and liabilities (as if it had been acquired in a separate and individual business combination and the fair value was the price paid to acquire it) with the excess of the fair value over the amounts assigned being the implied fair value of goodwill. For Pac-Van, the implied value of its goodwill was less than the carrying value of goodwill, resulting in an impairment charge of $5,858,000 at June 30, 2011. At June 30, 2012, the carrying value of goodwill at Pac-Van was $33,859,000.

The change in the balance of goodwill was as follows (in thousands)

	June 30,
	2011	2012
Beginning of year	$67,919	$68,948
Additions to goodwill	—	999
Foreign translation effect	6,887	(1,498)
Impairment of goodwill	(5,858)	—

End of year	$68,948	$68,449

Intangible Assets

Intangible assets include those with indefinite (trademark and trade name) and finite (primarily customer base and lists, non-compete agreements and deferred financing costs) useful lives. Customer base and lists and non-compete agreements are amortized on the straight-line basis over the expected period of benefit which range from one to ten years. Costs to obtaining long-term financing are deferred and amortized over the term of the related debt using the straight-line method. Amortizing the deferred financing costs using the straight-line method does not produce significantly different results than that of the effective interest method.

Intangible assets consist of the following (in thousands):

	June 30,
	2011	2012
Trademark and trade name	$2,500	$2,542
Customer base and lists	37,224	36,431
Non-compete agreements	7,313	7,321
Deferred financing costs	1,948	1,933
Other	1,372	1,618

	50,357	49,845
Less accumulated amortization	(26,999)	(31,687)

	$ 23,358	$ 18,158

The Company reviews intangible assets (those assets resulting from acquisitions) at least annually for impairment or when events or circumstances indicate these assets might be impaired. The Company tests impairment using historical cash flows and other relevant facts and circumstances as the primary basis for estimates of future cash flows. At June 30, 2011, the Company, pursuant to an evaluation that determined that the respective fair value was less than the carrying value, recognized an impairment charge of $250,000 to the trade name acquired in the Pac-Van acquisition (see Note 1). This impairment charge was recorded as a part of depreciation and amortization in the accompanying consolidated statements of operations.

The estimated future amortization of intangible assets with finite useful lives as of June 30, 2012 is as follows (in thousands):

Year Ending June 30,
2013	$5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78

$15,616

Defined Contribution Benefit Plan

Obligations for contributions to defined contribution benefit plans are recognized as an expense in the statement of operations as incurred. Contributions to defined contribution benefit plans in FY 2011 and FY 2012 were $1,115,000 and $1,249,000, respectively.

Revenue Recognition

The Company leases and sells new and used storage, office, building and portable liquid storage tank containers, modular buildings and mobile offices to its customers, as well as providing other ancillary products and services. Leases to customers generally qualify as operating leases unless there is a bargain purchase option at the end of the lease term. Revenue is recognized as earned in accordance with the lease terms established by the lease agreements and when collectability is reasonably assured.

Revenue from sales of the lease fleet is generally recognized upon delivery and when collectability is reasonably assured. Certain arrangements to sell units under long-term construction-type sales contracts are accounted for under the percentage of completion method. Under this method, income is recognized in proportion to the incurred costs to date under the contract to estimated total costs.

Unearned revenue includes end of lease services not yet performed by the Company (such as transport charges for the pick-up of a unit where the actual pick-up has not yet occurred as the unit is still leased), advance rentals and deposit payments.

Advertising

Advertising costs are generally expensed as incurred. Direct-response advertising costs, principally yellow page advertising, are monitored through call logs and advertising source codes, are capitalized when paid and amortized over the period in which the benefit is derived. However, the amortization period of the prepaid balance never exceeds 12 months. At June 30, 2011 and 2012, prepaid advertising costs were approximately $257,000 and $179,000, respectively. Advertising costs expensed were approximately $2,774,000 and $2,966,000 for FY 2011 and FY 2012, respectively.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities at the balance sheet date multiplied by the applicable tax rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

The Company files U.S. Federal tax returns, multiple U.S. state (and state franchise) tax returns and Australian, New Zealand and Canadian tax returns. For U.S. Federal tax purposes, all periods subsequent to June 30, 2008 are subject to examination by the U.S. Internal Revenue Service (“IRS”). The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change. Therefore, no reserves for uncertain income tax positions have been recorded. In addition, the Company does not anticipate that the total amount of unrecognized tax benefit related to any particular tax position will change significantly within the next 12 months.

The Company’s policy for recording interest and penalties, if any, will be to record such items as a component of income taxes.

Net Income per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the periods. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The potential dilutive securities the Company has outstanding are warrants and stock options. The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Year Ended June 30,
	2011	2012
Basic	22,013,299	22,013,401
Assumed exercise of warrants	—	—
Assumed exercise of stock options	—	286,224

Diluted	22,013,299	22,299,625

Potential common stock equivalents (consisting of warrants and stock options) totaling 3,414,674 and 3,651,063 for FY 2011 and FY 2012, respectively, have been excluded from the computation of diluted earnings per share because the effect is anti-dilutive.

Recently Issued Accounting Pronouncements

In August 2010, the FASB, as result of a joint project with the International Accounting Standards Board (“IASB”) to simplify lease accounting and improve the quality of and comparability of financial information for users, published a proposed standard that would change the accounting and financial reporting for both lessee and lessor under ASC Topic 840, Leases. The proposed standard would effectively eliminate off-balance sheet accounting for most of the operating leases of lessees and would require lessors to apply a receivable and residual accounting approach. Subsequent to June 30, 2011, the FASB and IASB announced their intention to re-expose the common leasing standard exposure draft for revised proposals since August 2010 and, through June 30, 2012, continue to redeliberate issues and concerns raised in response to the proposed standard. Completion of deliberations and issuance of a revised exposure draft are anticipated during the fourth quarter of calendar year 2012, with final standards to be published in mid-2013. The Company believes that the final standards, if issued in substantially the same form as the published proposal, would have a material effect in the presentation of its consolidated financial position and results of operations.

In May 2011, the FASB issued amendments to the existing guidance on fair value measurement. The amendments are intended to create consistency between GAAP and International Financial Reporting Standards on measuring fair value and disclosing information about fair value measurements. The amendments clarify the application of existing fair value measurement requirements including (i) the application of the highest and best use valuation premise concepts, (ii) measuring the fair value of an instrument classified in a reporting entity’s equity and (iii) quantitative information required for fair value measurements categorized within Level 3. In addition, the amendments require additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. These amendments are effective for interim and annual periods beginning after December 15, 2011. These changes are required to be applied prospectively and the adoption did not have a material impact on the consolidated financial position or results of operations.

In September 2011, the FASB issued an amendment to the existing guidance on goodwill impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current two-step quantitative goodwill impairment test under ASC Topic 350, Intangibles – Goodwill. If an entity elects to use the option, it will no longer be required to calculate the fair value of a reporting unit unless a determination is made based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value of the reporting unit is less than its carrying amount. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations in steps one and two under ASC Topic 350 continue to apply. However, if the entity concludes that fair value exceeds the carrying amount; neither of the two steps is required. The amendment allows entities to continue applying the existing two-step test and if an entity elects not to use the qualitative assessment in one period, it may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, though early adoption is permitted. The Company will use the new qualitative assessment of the amendment for periods subsequent to June 30, 2012.

In December 2011, the FASB and IASB issued joint amendments to enhance disclosures with respect to offsetting and related arrangements for financial and derivative instruments presented in statements of financial position. These amendments to ASC Topic 210, Balance Sheet, require entities to provide both net and gross information about both instruments and transactions subject to an agreement similar to a master netting arrangement in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These amendments are required to be applied prospectively and the Company does not expect that the adoption will have a material impact on its consolidated financial position or results of operations.

In July 2012, the FASB issued an amendment to the existing guidance on evaluating Indefinite-Lived Intangible Assets for Impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current impairment test under ASC Topic 350. If an entity determines based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value is not impaired no further testing is necessary. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations under ASC Topic 350 continue to apply. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, though early adoption is permitted. The Company will use the new qualitative assessment of the amendment for periods subsequent to June 30, 2012.